Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transactions
Amount due from related party			¥ 30
Borrowing from related parties				¥ 4,480
Repayments to related parties	¥ 426	$ 65	724	4,562
Due to chairman and chief exercise officer	62		488				$ 9
Jiangxi Tiangong
Related Party Transactions
Payments made on behalf of related party to exercise significant influence					¥ 287
Amount due from related party	0		30
Guangyao
Related Party Transactions
Payments made on behalf of related party to exercise significant influence				2,100
Mr. Richard Rixue Li
Related Party Transactions
Borrowing from related parties						¥ 18,000
Repayments to related parties	426		313	493
Due to chairman and chief exercise officer	¥ 62		488
Mr. Rimei Li
Related Party Transactions
Borrowing from related parties				4,480
Repayments to related parties			¥ 411	¥ 4,069